Jeremy D. Franklin Managing Director, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704.988.4101 jeremy.franklin@nuveen.com

June 30, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 153 to the above-captioned registration statement on Form N-1A (“Amendment No. 153”). The main purpose of Amendment No. 153 is to make the initial 485A filing needed to launch two new series, the Nuveen Lifecycle 2070 Fund and Nuveen Lifecycle Index 2070 Fund.

 If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/Jeremy D. Franklin
Jeremy D. Franklin